Formation of the Company and Description of Business (Details) (USD $)	0 Months Ended	9 Months Ended
	Aug. 07, 2013	Sep. 30, 2013	Apr. 26, 2013
Formation of the Company and Description of Business
Tax impact of corporate reorganization			$ 73,200,000
Initial public offering
Shares of common stock issued in IPO	15,789,474
Per share price (in dollars per share)	$ 20.00
Net proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses (in dollars)	$ 295,600,000	$ 296,044,000
Holdings
Initial public offering
Number of common stock exchangeable against each unit		1
Holdings | Class A limited partners
Initial public offering
Exchange Agreement Number of New Units Exchangeable Against Limited Partner Interest	1,855,563